Cover - shares	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39177
Entity Registrant Name	Sound Group Inc.
Entity Central Index Key	0001783407
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	108 Robinson Road
Entity Address, Address Line Two	#09-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068900
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		834,829,150
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Sound Group Inc. (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive (loss)/income, changes in shareholders’ equity and cash flows for the years ended December 31, 2025, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended December 31, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP
Auditor Location	Singapore
American depositary shares, each ADS represents two hundred (200) Class A ordinary shares, par value US$0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents two hundred (200) Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	SOGP
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share *
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share *
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	108 Robinson Road
Entity Address, Address Line Two	#09-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068900
City Area Code	+65
Local Phone Number	62021360
Contact Personnel Name	Chengfang Lu
Contact Personnel Email Address	erris.lu@soundgroupinc.com